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                       NATIONS VARIABLE ANNUITY (SERIES I)
                            SEPARATE ACCOUNT TWO
                       HARTFORD LIFE INSURANCE COMPANY

        SUPPLEMENT DATED NOVEMBER 8, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

Effective January 1, 2002, Banc of America Capital Management, Inc. (BACAP) will replace Chicago Equity Partners LLC as investment sub-adviser to the Nations Asset Allocation Portfolio.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

333-41213
HV-3341